Intangible assets, airport concessions and goodwill - Net: - Expected probability-weighted cash flow (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure by geographical areas:
Impairment loss	$ 0	$ 0
CGU Airplan
Disclosure by geographical areas:
Percentage of expected probability-weighted cash flows		100.00%
CGU Aerostar
Disclosure by geographical areas:
Percentage of expected probability-weighted cash flows		100.00%
Negative | CGU Airplan
Disclosure by geographical areas:
Percentage of expected probability-weighted cash flows		15.00%
Negative | CGU Aerostar
Disclosure by geographical areas:
Percentage of expected probability-weighted cash flows		15.00%
Base | CGU Airplan
Disclosure by geographical areas:
Percentage of expected probability-weighted cash flows		75.00%
Base | CGU Aerostar
Disclosure by geographical areas:
Percentage of expected probability-weighted cash flows		75.00%
Positive | CGU Airplan
Disclosure by geographical areas:
Percentage of expected probability-weighted cash flows		10.00%
Positive | CGU Aerostar
Disclosure by geographical areas:
Percentage of expected probability-weighted cash flows		10.00%